Basis of Preparation of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2020
Basis of Preparation of the Financial Statements [Abstract]
Basis of Preparation of the Consolidated Financial Statements

Note 2 - Basis of Preparation of the Consolidated Financial Statements

A.	Statement of compliance with International Financial Reporting Standards

The Group has prepared the consolidated financial statements in accordance with International Financial Reporting Standards (hereinafter: "IFRS"), as issued by the International Accounting Standard Board ("IASB").

These consolidated financial statements were approved by the board of directors on March 11, 2021.

B.	Functional and presentation currency

These consolidated financial statements are presented in US dollars (USD), which is the Group's functional currency, rounded to the nearest one thousand, unless otherwise noted. The USD is the currency that represents the principal economic environment in which the Group operates.

C.	Use of estimates and judgment

The preparation of consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Management prepares the estimates on the basis of past experience, various facts, external circumstances, and reasonable assumptions according to the pertinent circumstances of each estimate. The preparation of accounting estimates used in the preparation of the Group's consolidated financial statements requires management of the Group to make assumptions regarding circumstances and events that involve considerable uncertainty. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Information about assumptions made by the Group with respect to the future and other reasons for uncertainty with respect to estimates that have a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are included in the following notes:

Estimate	Principal assumptions	Possible effects	Reference
Fair value measurement of non-trading derivatives	Unobservable inputs used in the valuation model including standard deviation and discount rates	Profit or loss from a change in the fair value of derivative financial instruments	For information on a sensitivity analysis of level 3 financial instruments carried at fair value see Note 21B regarding financial instruments

Assessment of probability of contingent liabilities	Whether it is more likely than not that an outflow of economic resources will be required in respect of legal claims pending against the Company and its investees	Reversal or creation of a provision for a claim	For information on the Company's exposure to claims see Note 13B regarding contingent liabilities

Recoverability of intangible assets	The discounted cash flows method includes assumptions such as future expenses, future revenues, successes rate and discount rate.	impermanent of the In-process research and development in profit or loss	See Note 5 regarding subsidiaries

Examination of existence of business	When acquiring an operation, the Group uses judgement to determine whether a "business" was acquired or the acquisition does not meet the definition of a "business". In order to do so the Group examines, inter alia, whether substantially all of the fair value of the acquired assets is attributable to a single identifiable asset or to a group of similar identifiable assets.	This decision may affect, inter alia, the recognition of transaction costs, deferred taxes, gain on bargain purchase, goodwill and future revaluation gains.	See Note 5 regarding subsidiaries.

Measurement of variable consideration	In order to determine the transaction price, the Group estimates the amount of the variable consideration and recognizes revenue in an amount where there is a high probability that its inclusion will not result in a significant revenue reversal in the future after the uncertainty has been resolved.	An increase or decrease in amounts of revenue recognized over the contract period.	See Note 14 regarding revenue

Determining the discount rate of a lease liability	The Group discounts the lease payments using its incremental borrowing rate.	An increase or decrease in the lease liability, right-to-use asset and depreciation and financing expenses recognized.	See Note 7 regarding leases

Determining the lease term	In order to determine the lease term, the Group takes into consideration the period over which the lease is non-cancellable, not including renewal options since it is reasonably certain it will exercise and/or termination options that it is reasonably certain it will not exercise.	An increase or decrease in the initial measurement of a right-to-use asset and lease liability and in depreciation and financing expenses in subsequent periods.	See Note 7 regarding leases

Fair value measurement

The Group's management regularly reviews significant unobservable inputs and valuation adjustments, including obtaining valuations prepared by third parties and assessing the evidence to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group Audit Committee.

When measuring the fair value of an asset or liability, the Group uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

-	Level 1: quoted prices in active markets for identical assets or liabilities.

-	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.

-	Level 3: inputs for the asset or liability that are not based on observable market data.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Further information about the assumptions made in measuring fair value of share-based payments, intangible assets, financial asset, and derivative instruments are included in Note 11, Note 5 and Note 21B, respectively.

D.	Exchange rates and linkage bases

Balances in foreign currency or linked thereto are included in the consolidated financial statements at the representative exchange rates, as published by the Bank of Israel, which were prevailing as of the statement of financial position date.

Data on exchange rates are as follows:

Representative
exchange rate of USD
(NIS/USD 1)
Date of consolidated financial statements:
December 31, 2020	3.215
December 31, 2019	3.456
December 31, 2018	3.748

Changes in exchange rates for the year ended:	%
December 31, 2020	(7)
December 31, 2019	(7.8)
December 31, 2018	8.1

E.	Initial application of new standards, amendments to standards and interpretations

As from January 1, 2020 the Group applies the new amendments to IFRS 3, Business Combinations, see Note 3A for further information.

The Group has not early adopted any standards, interpretations or amendments that have been issued but are not yet effective.